Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	687,059	1,683,632	1,343,031	1,584,274
Dilutive potential shares from stock options [member]
Earnings per share [line items]
Exercise price of outstanding share options	$ 104.14	$ 119.63	$ 101.82	$ 120.68